Oil and Gas Properties - Sensitivity of the Estimated Recoverable Amount of Possible Changes (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($) cadPerBbl cadPerMcf	Dec. 31, 2021 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	1.00%
Oil price | cadPerBbl	2.50
Gas price | cadPerMcf	0.25
Recoverable amount	$ 4,670,059
Impairment reversal	245,241	$ 0
Change in discount rate of 1%	146,800
Change in oil price of $2.50/bbl	262,100
Change in gas price of $0.25/mcf	32,500
Conventional CGU (1)
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount	119,031
Impairment reversal	23,707
Change in discount rate of 1%	0
Change in oil price of $2.50/bbl	0
Change in gas price of $0.25/mcf	0
Peace River CGU (1)
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount	676,939
Impairment reversal	140,534
Change in discount rate of 1%	0
Change in oil price of $2.50/bbl	0
Change in gas price of $0.25/mcf	0
Lloydminster CGU
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount	449,250
Impairment reversal	0
Change in discount rate of 1%	11,500
Change in oil price of $2.50/bbl	53,000
Change in gas price of $0.25/mcf	0
Viking CGU
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount	1,322,193
Impairment reversal	81,000
Change in discount rate of 1%	39,500
Change in oil price of $2.50/bbl	78,000
Change in gas price of $0.25/mcf	4,000
Eagle Ford CGU
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount	2,102,646
Impairment reversal	0
Change in discount rate of 1%	95,800
Change in oil price of $2.50/bbl	131,100
Change in gas price of $0.25/mcf	$ 28,500